Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Present value of future cash flows of one bank loan	$ 1,441,108	$ 1,512,651
Carrying amount	1,442,427	1,515,663
Accumulated loss from derivatives deignated as Hedging Instruments	(14,895)	(35,064)
Present Value Of Long Term Debt [Member]
Present value of future cash flows of one bank loan	62,480
Carrying Amount Of Long Term Debt [Member]
Carrying amount	$ 63,799